Limited Term New York Municipal Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Rochester Intermediate Term Municipal Fund

Summary Prospectus Supplement dated February 1, 2012

This supplement amends the Summary Prospectus of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

(Oppenheimer Limited Term California Municipal Fund)

Effective April 1, 2012, the following changes are made to each Fund's Summary Prospectus:

The Maximum Sales Charge for Class A shares shown in the Shareholder Fees table under the section titled "Fees and Expenses of the Fund" is revised as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price) (Oppenheimer Limited Term California Municipal Fund)	2.25%

Limited Term New York Municipal Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Rochester Intermediate Term Municipal Fund

Summary Prospectus Supplement dated February 1, 2012

This supplement amends the Summary Prospectus of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

(Oppenheimer Limited Term California Municipal Fund)

Effective April 1, 2012, the following changes are made to each Fund's Summary Prospectus:

The Maximum Sales Charge for Class A shares shown in the Shareholder Fees table under the section titled "Fees and Expenses of the Fund" is revised as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price) (Oppenheimer Limited Term California Municipal Fund)	2.25%

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term California Municipal Fund), Class A)	0 Months Ended
Feb. 01, 2012
(Oppenheimer Limited Term California Municipal Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	2.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 30, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER LTD TERM CALIFORNIA MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0001272949
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Supplement [Text Block]	oppenheimer_SupplementTextBlock

Limited Term New York Municipal Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Rochester Intermediate Term Municipal Fund

Summary Prospectus Supplement dated February 1, 2012

This supplement amends the Summary Prospectus of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

(Oppenheimer Limited Term California Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	oppenheimer_SupplementTextBlock

Effective April 1, 2012, the following changes are made to each Fund's Summary Prospectus:

The Maximum Sales Charge for Class A shares shown in the Shareholder Fees table under the section titled "Fees and Expenses of the Fund" is revised as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
(Oppenheimer Limited Term California Municipal Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%